Common Stockholders' Equity - Summary of Change in the Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	$ 54.6	$ (110.3)	$ (113.3)
Foreign currency translation adjustment	(224.1)	50.1	15.5
Reclassification of foreign currency translation adjustment into net income		(3.0)
Net change in fair value of derivatives, net of tax	(53.3)	94.2	(16.6)
Amounts reclassified to earnings of cash flow hedges, net of tax	(4.1)	3.8	7.0
Pension and post-retirement benefit plans, net of tax	(23.8)	20.8	(1.3)
Amortization of prior service (credits) costs, net of tax	(1.8)	(1.8)	(1.6)
Amortization of actuarial (gains) losses, net of tax	(1.0)	0.8
Transfer to noncontrolling interests	113.5
OCI attributable to noncontrolling interests	31.4
Accumulated other comprehensive income (loss), Ending balance	(108.6)	54.6	(110.3)
Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	68.8	(29.2)	(19.6)
Net change in fair value of derivatives, net of tax	(53.3)	94.2	(16.6)
Amounts reclassified to earnings of cash flow hedges, net of tax	(4.1)	3.8	7.0
Transfer to noncontrolling interests	3.6
OCI attributable to noncontrolling interests	(10.3)
Accumulated other comprehensive income (loss), Ending balance	4.7	68.8	(29.2)
Defined Benefit Pension [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	16.0	(3.8)	(0.9)
Pension and post-retirement benefit plans, net of tax	(23.8)	20.8	(1.3)
Amortization of prior service (credits) costs, net of tax	(1.8)	(1.8)	(1.6)
Amortization of actuarial (gains) losses, net of tax	(1.0)	0.8
Transfer to noncontrolling interests	6.1
Accumulated other comprehensive income (loss), Ending balance	(4.5)	16.0	(3.8)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	(30.2)	(77.3)	(92.8)
Foreign currency translation adjustment	(224.1)	50.1	15.5
Reclassification of foreign currency translation adjustment into net income		(3.0)
Transfer to noncontrolling interests	103.8
OCI attributable to noncontrolling interests	41.7
Accumulated other comprehensive income (loss), Ending balance	$ (108.8)	$ (30.2)	$ (77.3)